UNITED STATES
			    SECURITIES AND EXCHANGE COMMISSION
				  Washington, D.C. 20549

					 Form 13F

				   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):[ ]is a restatement.
				 [ ]adds new holding entries.


Institutional Investment Manager Filing this Report:

Name: Gareth Morgan Investments Limited Partnership
Address: Level 10, 109 Featherston Street, Wellington 6011, New Zealand

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Stephan Clark
Title: Senior Business Analyst
Phone: + 64 9 4427645

Signature, Place, and Date of Signing:

/s/ Stephan Clark	Auckland, New Zealand	December 19, 2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

				FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:20

Form 13F Information Table Value Total:$152,186(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


				FORM 13F INFORMATION TABLE
                                                       VALUE   SHARES/ SH/ PUT/ INVSTMT OTHER      VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS  CUSIP     (x$1000)PRN AMT PRN CALL DSCRETN MANAGERS SOLE     SHARED  NONE
---------------------------  --------------- --------  ------- ------- --- ---- ------- -------- -------- ----- -----
VANGUARD INTL EQUITY F       MSCI EMR MKT ETF922042858    5017   119026 SH        SOLE               119026
BP PLC                       SPONSORED ADR   055622104    1211    21223 SH        SOLE                21223
JOHNSON & JOHNSON            COM             478160104    2845    43629 SH        SOLE                43629
VODAFONE GROUP PLC NEW       SPONS ADR NEW   92857W209    2119    90916 SH        SOLE                90916
APPLE INC                    COM             037833100   13690    58257 SH        SOLE                58257
BAXTER INTL INC              COM             071813109    7513   129082 SH        SOLE               129082
BUNGE LIMITED                COM             G16962105    4885    79270 SH        SOLE                79270
CISCO SYS INC                COM             17275R102   12034   462299 SH        SOLE               462299
GOOGLE INC                   CL A            38259P508   11789    20787 SH        SOLE                20787
COCA COLA CO                 COM             191216100    6078   110502 SH        SOLE               110502
MCDONALDS CORP               COM             580135101   10757   161222 SH        SOLE               161222
MICROSOFT CORP               COM             594918104   13521   461665 SH        SOLE               461665
NOVARTIS A G                 SPONSORED ADR   66987V109   10308   190541 SH        SOLE               190541
PEPSICO INC                  COM             713448108    7245   109513 SH        SOLE               109513
PROCTER & GAMBLE CO          COM             742718109    8526   134752 SH        SOLE               134752
ROYAL DUTCH SHELL PLC        SPONS ADR A     780259206    5665    97901 SH        SOLE                97901
TELEFONICA S A               SPONSORED ADR   879382208    6385    89807 SH        SOLE                89807
WAL MART STORES INC          COM             931142103    7037   126559 SH        SOLE               126559
SELECT SECTOR SPDR TR        SBI INT-ENERGY  81369Y506    7864   136722 SH        SOLE               136722
YUM BRANDS INC               COM             988498101    7697   200819 SH        SOLE               200819

